Concentration of Risk (Details)	12 Months Ended
Jun. 30, 2026
Customer Concentration Risk [Member] | Minimum [Member] | Revenue Benchmark [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, percentage	10.00%